Parent Company Financial Information - Summary Of Condensed Balance Sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Assets:
Total assets	$ 1,547.2	$ 1,243.8
Liabilities and Stockholders' Equity:
Deferred income taxes and other liabilities	77.5	63.5
Total liabilities	2,386.7	1,960.3
Total stockholders' equity/(deficit)	(841.6)	(718.7)
Total liabilities and stockholders' deficit	1,547.2	1,243.8
Parent Company [Member] | MIRION TECHNOLOGIES LTD [Member]
Assets:
Other assets	0.3	0.1
Total assets	0.3	0.1
Liabilities and Stockholders' Equity:
Investment in subsidiary	839.8	716.5
Deferred income taxes and other liabilities	0.1	0.1
Total liabilities	839.9	716.6
Total stockholders' equity/(deficit)	(839.6)	(716.5)
Total liabilities and stockholders' deficit	$ 0.3	$ 0.1